Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Schedule of operating lease commitments

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
Operating lease commitments	68,844	48,924	18,110	1,773	37
Commitments for promotion and other operating expenses	1,915,113	485,506	956,393	473,214	—